Contingencies (Narrative) (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Jul. 31, 2015	Jan. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Assessment for 2002 [Member]
Assessment of contingencies, including penalties and accruing interest, reduced			$ 23
Assessment of contingencies, prior to reductions			55
Derivative actions [Member]
Estimated Litigation Liability			4
Brockton [Member]
Litigation Settlement, Amount			62
Litigation settlement amount, paid by insurers			60
Payments for legal settlements			2
ERISA [Member]
Estimated Litigation Liability			1
Litigation Settlement, Amount			6
Loss Contingency, Receivable, Current			5
IPI [Member] | Assessment for 2012 [Member]
Assessment of contingencies, including penalties and accruing interest			$ 258
DOJ [Member] | FCPA [Member]
Litigation Settlement, Amount				$ 68
SEC [Member] | FCPA [Member]
Litigation Settlement, Amount		$ 67
Loss contingency, deferred prosecution, number of years			3 years
Monitoring period	18 months